Significant capital and funding transactions	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Significant capital and funding transactions
Note 10	Significant capital and funding transactions
Preferred shares and other equity instruments
On November 24, 2025, we redeemed all 12 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BF at a redemption price of $25.00 per share.
On December 8, 2025, we redeemed all 6 million of our issued and outstanding Non-Cumulative Fixed Rate First Preferred Shares Series BH and all 6 million of our issued and outstanding Non-Cumulative Fixed Rate First Preferred Shares Series BI at a redemption price of $25.00 per share.
On January 24, 2026, we redeemed all 1.25 million of our issued and outstanding Non-Cumulative 5-Year Fixed Rate Reset First Preferred Shares Series BR (Series BR) at a redemption price of $1,000.00 per share. As a result of the redemption of Series BR, we automatically redeemed all $1,250 million of our outstanding Limited Recourse Capital Notes (LRCN) Series 2 on the same date for 100% of their principal amount plus accrued interest to, but excluding, the redemption date.
On January 30, 2026, we issued US$1,000 million of LRCN Series 8 with recourse limited to assets (Trust Assets) held by a third-party trustee in a consolidated trust (Limited Recourse Trust). The Trust Assets consist of US$1,000 million of our
Non-Cumulative
5-Year Fixed Rate Reset First Preferred Shares Series CA (Series CA), issued concurrently with LRCN Series 8 at a price of US$1,000 per Series CA preferred share.
The price per LRCN Series 8 note is US$1,000 and will bear interest paid quarterly at a fixed rate of 6.50% per annum until May 24, 2033 and thereafter at a rate per annum, reset every fifth year, equal to the prevailing 5-Year U.S. Treasury Rate plus 2.45% until maturity on May 24, 2086. In the event of (i) non-payment of interest on any interest payment date, (ii) non-payment of the redemption price in case of a redemption of LRCN Series 8, (iii) non-payment of principal at the maturity of LRCN Series 8 or (iv) an event of default on the notes, noteholders will have recourse only to the Trust Assets and each noteholder will be entitled to receive its pro rata share of the Trust Assets. In such an event, the delivery of the Trust Assets will represent the full and complete extinguishment of our obligations under LRCN Series 8.
LRCN Series 8 are redeemable on or prior to maturity to the extent we redeem Series CA preferred shares on certain redemption dates as set out in the terms of Series CA preferred shares and subject to the consent and approval of the Office of the Superintendent of Financial Institutions (OSFI).

The terms of Series CA preferred shares and LR
C
N Series 8 include Non-Viability Contingent Capital (NVCC) provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, LRCN Series 8 will be automatically redeemed and the redemption price will be satisfied by the delivery of the Trust Assets, which will consist of common shares pursuant to an automatic conversion of Series CA preferred shares. The terms of Series CA preferred shares include an automatic conversion formula with a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of common shares issued in respect of each Series CA preferred share will be determined by dividing the share value of Series CA preferred shares (including declared and unpaid dividends) by the conversion price. The number of common shares delivered to each noteholder will be based on such noteholder’s pro rata interest in the Trust Assets.
LRCN Series 8 are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion. The non-payment of interest and principal in cash does not constitute an event of default and will trigger delivery of Series CA preferred shares. The liability component of the notes has a nominal value and, as a result, the full proceeds received have been presented as equity.
Subordinated debentures
On January 27, 2026, all US$1,500 million of our outstanding NVCC 4.65% subordinated debentures matured. The principal amount plus accrued interest were paid to noteholders on the maturity date.
On April 29, 2026, we issued $1,750 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 4.14% per annum until May 5, 2031, and at the Daily Compounded Canadian Overnight Repo Rate Average plus 1.23% thereafter until their maturity on May 5, 2036.
Common shares issued
(1)

	For the three months ended
	July 31, 2026		July 31, 2025
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	741	$78	227	$22
Purchased for cancellation (3)	(5,620)	(84)	(5,445)	(81)
	(4,879)	$(6)	(5,218)	$(59)

	For the nine months ended
	July 31, 2026		July 31, 2025
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	1,393	$148	601	$58
Purchased for cancellation (3)	(17,231)	(257)	(10,400)	(155)
	(15,838)	$(109)	(9,799)	$(97)
(1)
The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and nine months ended July 31, 2026 and July 31, 2025, the requirements of our DRIP were satisfied through open market share purchases.

(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)
Our previous normal course issuer bid (NCIB) to purchase up to
35
million of our common shares
expired on
June 11, 2026. On June 1
0
, 2026, we announced a new NCIB to purchase up to
45
million of our common shares, commencing on June 12, 2026 and continuing until June 11, 2027, when the bid expire
s
,
or such earlier date as we complete the repurchase of all shares permitted under the NCIB. During the three months ended July 31, 2026, under the NCIBs we purchased for cancellation common shares at a total fair value of $1,603 million (average cost of $285.33 per share), with a book value of $84 million (book value of $14.96 per share). During the nine months ended July 31, 2026, under the
NCIBs
we purchased for cancellation common shares at a total fair value of $4,236 million (average cost of $245.88 per share), with a book value of $257 million (book value of $14.93 per share). During the three months ended July 31, 2025, under the
NCIBs
we purchased for cancellation common shares at a total fair value of $955 million (average cost of $175.27 per share), with a book value of $81 million (book value of $14.88 per share). During the nine months ended July 31, 2025, under the
NCIBs
we purchased for cancellation common shares at a total fair value of $1,781 million (average cost of $171.22 per share), with a book value of $155 million (book value of $14.87 per share).